Insurance premium income - Schedule of Insurance Premium Income (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Net earned premiums	£ 8,283 [1]
Life
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums:	(8,046)
Net earned premiums	7,670
Non-life
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Net earned premiums	613
Life and pensions, excluding annuities | Life
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums:	(7,515)
Annuities | Life
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums:	(531)
Ceded reinsurance premiums
INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income [Line Items]
Gross premiums:	£ (376)

[1]	2 Restated for presentational changes; see note 1.